Shareholder Report, Average Annual Return (Details) 74200001100_Franklin California Intermediate-Term Tax-Free Income Fund_Advisor Class_TSR Annual {Advisor Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	5.91%	1.08%	1.60%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	7.03%	1.05%	2.15%
Bloomberg Municipal M.F. CA Intermediate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal M.F. CA Intermediate Index
Average Annual Return, Percent	4.79%	1.07%	1.82%